COMMITMENTS AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Disclosure of commitments [Abstract]
COMMITMENTS
NOTE 17 – COMMITMENTS AND TRANSACTIONS

(1)	Results of Frequencies Tender and frequency fees

In August 2020, the Ministry of Communications ("MoC") informed the Company of the results of the frequencies tender published by the MoC and the award of 10 MHz in the 700 MHz frequency band, 20 MHz in the 2600 MHz frequency band and 100 MHz in the 3500 MHz frequency band to the Company and HOT Mobile Ltd. )"HOT Mobile"), at a total price of NIS 62.38 million which shall be paid equally by the Company and HOT Mobile in September 2022.

The frequencies were received in September 2020, and as a result, the Company recognized an intangible asset at a discounted amount of NIS 30 million against other non-current liabilities.

The tender documents entitled the Company to a grant of NIS 37 million which is expected to be received in October 2022 subject to the approval of the MoC. As of December 31, 2020, an immaterial amount was recognized thereof in non-current prepaid expenses and other assets against property and equipment.

Under the Telegraph Regulations the Company is committed to pay an annual fixed fee for each frequency used. Following the above mentioned tender completion, the Telegraph Regulations were amended, reducing the frequency fees for existing frequencies, subject to certain conditions, and establishing fees for the new frequencies received. Under the above Regulations should the Company choose to return a frequency, such payment is no longer due.

For the years 2018, 2019 and 2020 the Company recorded frequency fee expenses in a total amount of approximately NIS 76 million, NIS 79 million and NIS 75 million, respectively. The total amount of frequency fees of both the Company and Hot Mobile under the regulations are divided between the Company and Hot Mobile, through PHI ,according to the OPEX-CAPEX mechanism (see also note 9).

(2)	At December 31, 2020, the Group is committed to acquire property and equipment and software elements for approximately NIS 64 million.

(3)	At December 31, 2020, the Group is committed to acquire inventory in an amount of approximately NIS 265 million.

After the balance sheet date the Company entered into a non-exclusive agreement with Apple Distribution International, effective April 1, 2021, for the purchase and resale of iPhone handsets in Israel and the purchase of a minimum quantity of iPhone handsets per year, for a period of three years. These purchases represent a significant portion of our expected handset purchases over that period.

(4)	Right of Use (ROU)

The Group signed long-term agreements with service providers to receive indefeasible Rights of Use (ROU) of international capacities through submarine infrastructures (see note 12), most extendable until 2030. As of December 31, 2020, the Group is committed to pay for capacities over the following years an amount of NIS 118.5 million (excluding maintenance fees) as follows:

New Israeli Shekels in millions
2021	50.5
2022	54.8
2023	8.4
2024	2.4
2025	2.4
118.5

In addition, under the terms of the ROU agreements, as of December 31, 2020 the Group is committed to pay annual maintenance fees during the usage period. The total aggregated expected maintenance fee for the years 2021 to 2023 is approximately NIS 13 million. Some payments under the ROU agreements are linked to the USD.

(5)	Liens and guarantees

As of December 31, 2020, the Group has provided bank guarantees in respect of licenses (see note 1(c)) in an amount of NIS 28 million, in addition to bank guarantees in favor of other parties in an aggregate amount of approximately NIS 23 million. Therefore, the total bank guarantees provided by the Group as of December 31, 2020 is NIS 51 million. In addition, the Company provided a guarantee to PHI's credit facility in an amount of NIS 50 million. PHI's credit facility is not used as at December 31, 2020 (see also notes 9 and 15).

(6)	Covenants and negative pledge – see note 15(7).

(7)	See note 15(5) with respect of notes payable issuance commitments.

(8)	Operating leases – see note 19.

(9)	See note 9 with respect to network sharing and PHI's commitments.